Comprehensive Income (Loss)	12 Months Ended
Sep. 30, 2014
Comprehensive Income (Loss) [Abstract]
Comprehensive Income (Loss)

Note 12—Comprehensive Income (Loss)

Total comprehensive income (loss) represents the sum of net income and items of “other comprehensive income or loss” that are reported directly in equity on an after tax basis, such as the net unrealized holding gain or loss on securities available for sale and defined benefit pension plan adjustments. The Company has reported its total comprehensive income in the consolidated statements of comprehensive income and changes in stockholders’ equity.

Accumulated other comprehensive (loss), which is included in stockholders’ equity, consisted of the following:

	September 30,
	2014	2013
	(In thousands)
Net unrealized holding (losses) on securities available for sale, net of deferred income tax benefits of $79,000 and $473,000, respectively	$(121)	$(719)
Benefit plan adjustment, net of related deferred taxes of $700,000 and $599,000, respectively	(1,063)	(909)
	$(1,184)	$(1,628)